Financial items	6 Months Ended
Jun. 30, 2018
Finance Income Expense [Abstract]
Disclosure of finance income (cost) [text block]

4 Financial items

Quarters				First half		Full year
Q2 2018	Q1 2018	Q2 2017	(in USD million)	2018	2017	2017

(138)	(19)	(21)	Gains (losses) on net foreign exchange	(157)	65	126
155	(7)	85	Interest income and other financial items	148	267	487
(55)	(164)	(88)	Gains (losses) on derivative financial instruments	(220)	(205)	(61)
(278)	(229)	68	Interest and other finance expenses	(507)	(289)	(903)

(317)	(420)	44	Net financial items	(737)	(162)	(351)

The line item Interest income and other financial items includes expenses of USD 64 million in the first quarter of 2018 and in the first half of 2018 related to implementation of IFRS 9. See note 9 Changes in accounting policies.

The line item Interest and other finance expenses includes an income of USD 319 million in the second quarter of 2017, first half of 2017 and full year 2017 related to a release of a provision. See note 23 Other commitments, contingent liabilities and contingent assets in Equinor’s 2017 Annual Report and Form 20-F.

Equinor has a US Commercial paper programme available with a limit of USD 5 billion of which USD 1,320 million has been utilised as of 30 June 2018.